Advisors Capital US Dividend Fund
		Schedule of Investments
		June 30, 2022 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Engines & Engine Parts
7,425	Honeywell International Inc.			$ 1,290,539	2.33%

Auto Controls for Regulating Residential & Commercial Environments
4,211	Trane Technologies PLC (Ireland)			546,883	0.99%

Ball & Roller Bearings
9,713	The Timken Company			515,275	0.93%

Cable & Other Pay Television Services
8,400	The Walt Disney Company *			792,960	1.43%

Electromedical & Electrotherapeutic Apparatus
13,244	Medtronic PLC (Ireland)			1,188,649	2.15%

Electronic Computers
19,510	Apple Inc.			2,667,407	4.82%

Farm Machinery & Equipment
3,460	Deere & Company			1,036,166	1.87%

Industrial Inorganic Chemicals
3,269	Air Products and Chemicals, Inc.			786,129	1.42%

Insurance Agents, Brokers & Service
3,951	Aon PLC - Class A (Ireland)			1,065,506	1.93%

Investment Advice
13,872	Blackstone Inc.			1,265,543	2.29%

Measuring & Controlling Devices, NEC
2,789	Thermo Fisher Scientific Inc.			1,515,208	2.74%

Miscellaneous Food Preparations & Kindred Products
57,772	Utz Brands, Inc. - Class A			798,409	1.44%

Miscellaneous Industrial & Commercial Machinery & Equipment
8,214	Eaton Corporation PLC (Ireland)			1,034,882	1.87%

National Commercial Banks
10,196	JPMorgan Chase & Co.			1,148,172
22,296	Truist Financial Corporation			1,057,499
25,761	Wells Fargo & Company			1,009,058
				3,214,729	5.81%

Natural Gas Transmission
33,493	The Williams Companies, Inc.			1,045,316	1.89%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
5,232	STERIS PLC (Ireland)			1,078,577	1.95%

Perfumes, Cosmetics & Other Toilet Preparations
4,294	The Estée Lauder Companies Inc. - Class A			1,093,553	1.98%

Petroleum Refining
10,072	Chevron Corporation			1,458,224	2.64%

Pharmaceutical Preparations
11,158	Abbott Laboratories			1,212,317
9,384	Johnson & Johnson			1,665,754
7,964	Zoetis Inc. - Class A			1,368,932
				4,247,003	7.68%

Radio & TV Broadcasting & Communications Equipment
8,600	QUALCOMM Incorporated			1,098,564	1.99%

Retail - Auto & Home Supply Stores
4,500	Advance Auto Parts, Inc.			778,905	1.41%

Retail - Drug Stores and Proprietary Stores
11,293	CVS Health Corporation			1,046,409	1.89%

Retail - Lumber & Other Building Materials Dealers
6,900	The Home Depot, Inc.			1,892,463	3.42%

Retail - Variety Stores
2,274	Costco Wholesale Corp.			1,089,883
8,373	Target Corporation			1,182,519
				2,272,402	4.11%

Security & Commodity Brokers, Dealers, Exchanges & Services
4,433	CME Group Inc. - Class A			907,435	1.64%

Security Brokers, Dealers & Flotation Companies
2,318	BlackRock, Inc.			1,411,755	2.55%

Semiconductors & Related Devices
2,619	Broadcom Inc.			1,272,336
7,700	Texas Instruments Incorporated			1,183,105
				2,455,441	4.44%

Services - Amusements & Recreation Services
21,014	Warner Music Group Corp. - Class A			511,901	0.93%

Services - Business Services, NEC
6,580	Accenture PLC - Class A (Ireland)			1,826,937
3,375	MasterCard Incorporated - Class A			1,064,745
				2,891,682	5.23%

Services - Computer Programming, Data Processing, Etc.
910	Alphabet, Inc. - Class A *			1,983,127
5,762	Meta Platforms, Inc. - Class A *			929,122
				2,912,249	5.28%

Services - Prepackaged Software
2,132	Adobe, Inc. *			780,440
12,721	Microsoft Corporation			3,267,134
				4,047,574	7.32%

Wholesale - Electronic Parts & Equipment, NEC
9,197	TE Connectivity Ltd. (Switzerland)			1,040,641	1.88%

Wholesale - Miscellaneous Durable Goods
1,963	Pool Corporation			689,464	1.25%

Total for Common Stocks (Cost - $58,881,351)				50,597,843	91.50%

REAL ESTATE INVESTMENT TRUSTS
10,173	Prologis, Inc.			1,196,853
19,083	STORE Capital Corporation			497,685
Total for Real Estate Investment Trusts (Cost $1,978,301)				1,694,538	3.06%

MONEY MARKET FUNDS
2,645,641	Fidelity® Investments Money Market - Government Portfolio -
	Class I 1.21% **			2,645,641	4.78%
	(Cost - $2,645,641)

	Total Investments			54,938,022	99.34%
	(Cost - $63,505,293)

	Other Assets in Excess of Liabilities			367,024	0.66%

	Net Assets			$ 55,305,046	100.00%

* Non-Income Producing Security.
** The Yield shown represents the 7-day yield at June 30, 2022.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at June 30, 2022, was $63,505,293. At June 30, 2022, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in options written) was as follows:

		Unrealized Appreciation		$ 676,034
		Unrealized Depreciation		(9,243,305)
		Unrealized Depreciation		$ (8,567,271)

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks including ADRs and REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices accurately reflect the fair value of such securities. Securities that are traded on an exchange or on the NASDAQ over-the-counter market are generally valued at the last quoted sale price. Lacking a last sale price an equity security is generally valued at the last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. If market prices are not available or, in the opinion of Fund management including as informed by the Adviser's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Fund through the Adviser may value the Fund's assets at their fair value according to policies approved by the Fund's Board of Trustees (the "Trustees" or the "Board"). Such securities are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2022:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 50,597,843	$ -	$ -	$ 50,597,843
Real Estate Investment Trusts		1,694,538	-	-	1,694,538
Money Market Funds		2,645,641	-	-	2,645,641
Total		$ 54,938,022	$ -	$ -	$ 54,938,022

Refer to the Fund's Schedule of investments for a listing of securities by Industry. The Fund did not hold any level 3 assets during the fiscal quarter ended June 30, 2022.